CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013
Current assets
Cash and cash equivalents	$ 1,054	$ 785
Accounts receivable, net	1,279	3,419
Factor accounts receivable, net	11,105	13,744
Inventories, net	25,354	22,751
Deferred income taxes, net	6,065	3,114
Prepaid expenses and other current assets	1,212	1,914
Current portion of assets held for sale	57,050	49,075
Total current assets	103,119	94,802
Property and equipment, net	2,897	4,696
Goodwill	8,394	29,976
Intangible assets	56,773	59,110
Deferred financing costs	1,611	2,031
Other assets	958	1,540
Assets held for sale, net of current portion	30,197	30,868
Total assets	203,949	223,023
Current liabilities
Accounts payable and accrued expenses	11,651	16,542
Line of credit	31,338	17,673
Short term debt	59,003
Buy-out payable	3,277	3,072
Promissory tax note issued		1,235
Current portion of liabilities held for sale	11,680	9,894
Total current liabilities	116,949	48,416
Long term debt		58,840
Convertible notes	24,733	27,912
Deferred income taxes, net	17,765	16,202
Buy-out payable-long term		3,230
Deferred rent	1,579	1,239
Other liabilities	643	250
Long-term liabilities held for sale	1,283	1,165
Total liabilities	$ 162,952	$ 157,254
Commitments and contingencies
Stockholders' equity
Common stock, $0.10 par value: 100,000 shares authorized, 69,822 shares issued and 69,297 outstanding (2014) and 69,878 shares issued and 68,549 outstanding (2013)	$ 6,984	$ 6,890
Additional paid-in capital	111,010	107,933
Accumulated deficit	(73,679)	(45,963)
Treasury stock, 524 shares (2014), 329 shares (2013)	(3,318)	(3,091)
Total stockholders' equity	40,997	65,769
Total liabilities and stockholders' equity	$ 203,949	$ 223,023